OTHER ASSETS	12 Months Ended
Dec. 31, 2016
Other Assets Disclosure [Abstract]
OTHER ASSETS
	NOTE 16: OTHER ASSETS

	Other assets at December 31, comprised:
		2015	2016
		Restated(1)
		(EUR in millions)
	Insurance related assets	597	499
	Deferred tax assets	194	188
	Prepaid income taxes	587	600
	Assets acquired through foreclosure proceedings	95	93
	Brokerage auxiliary funds	3	5
	Prepaid expenses	54	49
	Advances to employees	8	12
	Unlisted equity securities	27	28
	Hellenic Deposit and Investment Guarantee Fund	478	485
	Receivables from Greek State	521	625
	Checks and credit card transactions under settlement	21	13
	Trade and other receivables	133	119
	Other	207	214
	Total	2,925	2,930

(1)	Information relating to restatement is disclosed in Note 43.

Included in the above table are investments on behalf of policyholders who bear the investment risk, classified as Insurance related assets amounting to EUR 307 million and EUR 290 million at December 31, 2015 and 2016 respectively, which are carried at fair value.

In accordance with article 6 of Greek Law 3714/2008, the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (“HDIGF”) is EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Greek Law 3746/2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Greek Law 3714/2008, are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.

In accordance with article 10 of Greek Law 3746/2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions relating to article 10 of Greek Law 3746/2009 which provides that the said contributions are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.

In accordance with article 13A of Greek Law 3746/16.2.2009, all financial institutions participating in HDIGF's Resolution Section are liable for contributions at a rate of 0.09% calculated on their June average balance of total liabilities. In case that a financial institution is considered as not viable by the Bank of Greece, may decide that the institution's assets and liabilities to be transferred to a transferee institution. Following such decision, HDIGF's Resolution Section will cover any funding gap from the said transfer.